SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of other assets (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies - Schedule Of Other Assets Details 7
Accounts receivable, net	$ 13,477	$ 1,102
Deferred financing costs	42,473	2,249
Derivative assets	43,662	165
Prepaid expenses	8,631	2,183
Interest receivable	4,667	8,959
Deposits	9,915
Inventory	5,140
Miscellaneous assets, net	13,922	2,704
Receivables and other assets	$ 141,887	$ 17,362